Derivatives (Tables)	9 Months Ended
Sep. 30, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives included in Balance Sheet at fair value	The following derivatives that do not qualify for hedge accounting under GAAP are included in GALIC’s Balance Sheet at fair value (in millions):

		September 30, 2021		December 31, 2020		December 31, 2019
Derivative	Balance Sheet Line	Asset	Liability	Asset	Liability	Asset	Liability
		(unaudited)	(unaudited)
MBS with embedded derivatives	Fixed maturities	$117	$—	$137	$—	$74	$—
Public company warrants	Equity securities	—	—	—	—	—	—
Fixed-indexed and registered index-linked annuities (embedded derivative)	Annuity benefits accumulated	—	4,208	—	3,933	—	3,730
Equity index call options	Equity index call options	646	—	825	—	924	—
Equity index put options	Other liabilities	—	(14)	—	5	—	1
Reinsurance contract (embedded derivative)	Other liabilities	—	5	—	5	—	4

		$763	$4,199	$962	$3,943	$998	$3,735

Summary of gain (loss) included in the Statement of Earnings for changes in the fair value of derivatives
The following table summarizes the gains (losses) included in GALIC’s Statement of Earnings for changes in the fair value of derivatives that do not qualify for hedge accounting (in millions):

		Nine months ended September 30,		Year ended December 31,
Derivative	Statement of Earnings Line	2021	2020	2020	2019	2018
		(unaudited)	(unaudited)
MBS with embedded derivative s	Realized gains (losses) on securities	$(18)	$2	$(2)	$5	$(4)
Public company warrants	Realized gains (losses) on securities	—	—	—	—	(3)
Fixed-indexed and registered index-linked annuities (embedded derivative) (*)	Annuity benefits	296	41	(283)	(919)	204
Equity index call options	Annuity benefits	282	(42)	223	804	(298)
Equity index put options	Annuity benefits	5	1	3	2	(1)
Reinsurance contract (embedded derivative)	Net investment income	—	—	(1)	(2)	2

		$565	$2	$(60)	$(110)	$(100)

(*)
The change in fair value of the embedded derivative includes a favorable adjustment related to unlocking of actuarial assumptions of $240 million in 202
0
 and $181 million in 2019 and losses of $44 million in 2018.